COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
9.	COMMITMENTS AND CONTINGENCIES

Lease Commitments

The Company leases its operating facilities under non-cancelable operating leases that expire through 2017. Total rent expense for the years ended December 31, 2013 and 2012 was $370,460 and $433,720, respectively. The Company is responsible for certain operating expenses in connection with these leases. The following is a schedule, by year, of future minimum rental payments required under non-cancelable operating leases as of December 31, 2013:

Years Ending December 31,
2014	$420,058
2015	214,727
2016	189,123
2017	182,019
2018	-
Thereafter	-
$1,005,927

Employment Agreements

At December 31, 2013, the Company maintained an employment agreement with an officer, the terms of which may require the payment of severance benefits upon termination.

Legal Matters

The Company is involved from time to time in various legal proceedings in the normal conduct of its business.

Robin Hood Foundation (“Robin Hood”) filed suit in the Superior Court of the State of California for the County of Los Angeles (Central District) against Patriot Communications, LLC (“Patriot”), a client of the Company, for breach of contract and failure to perform in the amount of $5,000,000. Relating to this matter, Patriot filed a cross-complaint naming PCS Link, Inc. dba Greenwood & Hall as a cross-defendant. Patriot denies the allegations set forth by Robin Hood. However, in the event that Patriot is held liable, Patriot alleges that Greenwood & Hall should be held liable as it acted as a sub-contractor on behalf of Patriot with regard to the filed incident. The Company and Patriot are working together cooperatively in defense against the claims brought forth by Robin Hood. Based on currently available information, the Company believes that it has strong defenses and intends to defend vigorously against this lawsuit. The potential range of loss related to this matter cannot be determined; however, the outcome of this matter is inherently uncertain and could have a materially adverse effect on our business, financial condition and results of operations if decided unfavorably against the Company.